Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2055 Portfolio℠
March 31, 2024
VIPF2055-NPRT1-0524
1.9894057.104
Domestic Equity Funds - 50.5%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	25,490	1,443,750
VIP Equity-Income Portfolio Initial Class (a)	43,553	1,174,191
VIP Growth & Income Portfolio Initial Class (a)	54,067	1,611,210
VIP Growth Portfolio Initial Class (a)	22,478	2,393,420
VIP Mid Cap Portfolio Initial Class (a)	9,178	369,785
VIP Value Portfolio Initial Class (a)	40,548	822,323
VIP Value Strategies Portfolio Initial Class (a)	23,041	408,522
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,693,501)		8,223,201

International Equity Funds - 41.3%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	191,642	2,090,812
VIP Overseas Portfolio Initial Class (a)	166,408	4,621,157
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,083,649)		6,711,969

Bond Funds - 8.2%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	21,022	189,828
Fidelity International Bond Index Fund (a)	366	3,358
Fidelity Long-Term Treasury Bond Index Fund (a)	109,420	1,065,754
VIP High Income Portfolio Initial Class (a)	9,358	43,887
VIP Investment Grade Bond II Portfolio - Initial Class (a)	3,109	29,226
TOTAL BOND FUNDS (Cost $1,403,603)		1,332,053

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $14,180,753)	16,267,223
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,085)
NET ASSETS - 100.0%	16,265,138

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	296,475	56,989	163,587	103	(17,371)	17,322	189,828
Fidelity International Bond Index Fund	76,096	14,902	87,493	503	(240)	93	3,358
Fidelity Long-Term Treasury Bond Index Fund	846,916	314,652	65,442	7,378	(2,898)	(27,474)	1,065,754
VIP Contrafund Portfolio Initial Class	1,179,505	151,109	83,658	4,879	6,790	190,004	1,443,750
VIP Emerging Markets Portfolio Initial Class	1,797,982	328,925	106,193	1,610	1,752	68,346	2,090,812
VIP Equity-Income Portfolio Initial Class	956,429	187,270	60,154	5,536	1,952	88,694	1,174,191
VIP Growth & Income Portfolio Initial Class	1,314,738	236,173	84,753	9,124	873	144,179	1,611,210
VIP Growth Portfolio Initial Class	1,953,406	286,450	131,635	29,926	8,262	276,937	2,393,420
VIP High Income Portfolio Initial Class	37,475	7,342	1,730	17	13	787	43,887
VIP Investment Grade Bond II Portfolio - Initial Class	256,242	17,144	241,396	53	(2,448)	(316)	29,226
VIP Mid Cap Portfolio Initial Class	299,393	56,616	21,329	5,759	56	35,049	369,785
VIP Overseas Portfolio Initial Class	3,840,476	668,058	194,351	15,187	12,773	294,201	4,621,157
VIP Value Portfolio Initial Class	667,133	151,730	45,895	14,958	1,018	48,337	822,323
VIP Value Strategies Portfolio Initial Class	330,150	75,072	25,122	4,809	809	27,613	408,522
	13,852,416	2,552,432	1,312,738	99,842	11,341	1,163,772	16,267,223

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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